Commitments and contingencies - Additional information (Details)								12 Months Ended
	Dec. 28, 2023 USD ($)	Dec. 28, 2023 PEN (S/)	Dec. 19, 2023 USD ($)	Dec. 19, 2023 PEN (S/)	Apr. 27, 2023 USD ($)	Apr. 27, 2023 PEN (S/)	Jan. 05, 2021 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 19, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 PEN (S/)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Jul. 30, 2021 USD ($)	Jul. 30, 2021 PEN (S/)	Jun. 11, 2021 USD ($)	Jun. 11, 2021 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 PEN (S/)	Jan. 05, 2021 PEN (S/)	Dec. 14, 2020 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 20, 2019 USD ($)	Dec. 20, 2019 PEN (S/)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability								$ 10,337,000	$ 11,139,000					S/ 38,381,000		S/ 41,358,000
Reserve applied against payments for disputed tax assessments								545,200,000
Net receivable from disputed tax assessments								274,000,000.0	333,300,000
Finance costs								119,254,000	54,136,000	$ 60,629,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability								2,828,000						10,500,000
Declared tax deductions not recognized																					$ 4,476,000	S/ 16,618,000
Tax assessment value							$ 405,588,000																									S/ 1,505,948,000
Number of equal monthly payments | installment							66
Amount receivable																								$ 426,374,000	S/ 1,579,716,000
Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																			$ 168,000	S/ 624,000								$ 37,499,000	S/ 139,235,000
Collection of debt forced amount																																			$ 32,459,000	S/ 120,262,000
Appeal Proceedings Provision for collection of Doubtful Debt and Unfounded Income Case [Member]
Disclosure of Commitments and contingencies [Line Items]
Provision for collection of doubtful debts																																							$ 17,943,000	S/ 66,623,000
Provision for tax Dispute related to the amortization of the contractual rights																																							17,943,000	66,623,000
Legal Proceedings [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability								2,440,000	3,800,000
Legal Proceedings, Tax [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability								10,300,000	28,800,000
Lack of Recognition of Amortization as per Mining Law [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Claims Receivable																										$ 339,000	S/ 1,270,000
Tax year 2009 and 2010 | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized												$ 20,475,000																													S/ 76,023,000
Compensation of tax losses												151,295,000	S/ 561,758,000
Year 2014 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																							$ 25,558,000	S/ 94,898,000
Year 2007 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																												$ 284,490,000	S/ 1,056,310,000
Year 2008 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																										$ 412,331,000	S/ 1,530,985,000
Year 2009 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																														$ 5,174,000	S/ 19,171,000
Income tax payable																																	$ 54,569,000	S/ 202,614,000
Empresa de Generacin Huanza S.A
Disclosure of Commitments and contingencies [Line Items]
Contingent liability								1,112,000	$ 1,232,000					7,993,000		S/ 7,532,000
Empresa de Generacin Huanza S.A | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																	$ 1,644,000	S/ 6,090,000
Empresa de Generacin Huanza S.A | Year 2020 [Member]
Disclosure of Commitments and contingencies [Line Items]
Accumulated tax loss prior to SUNAT examination					$ 92,362,000	S/ 342,941,000
Accumulated tax loss, as reduced by SUNAT					$ 83,230,000	S/ 309,032,000
Empresa de Generacin Huanza S.A | Year 2014 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Unrecognized Depreciation expense												$ 7,415,000	S/ 27,532,000
Rio Seco
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																																					$ 3,232,000	S/ 11,153,000
Rio Seco | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																					$ 4,287,000	S/ 15,917,000
Rio Seco | Omission of Payment of General Sales Tax [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																																												$ 489,000	S/ 1,815,000
Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Disputed tax assessments paid			$ 1,221,000												S/ 4,533,000
Tax assessment paid recorded in profit and loss			729,000	S/ 2,700,000
Net receivable from disputed tax assessments			494,000												1,830,000
Tax contingencies										303,000													S/ 1,124,000
Minera La Zanja S.R.L | Tax Year 2021
Disclosure of Commitments and contingencies [Line Items]
Depreciation questioned	$ 4,006,000	S/ 14,876,000
Carry forward tax losses questioned	$ 2,535,000	S/ 9,413,000
Minera La Zanja S.R.L | Tax year 2013 and 2015 | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Disallowance of development cost										$ 826,000	S/ 3,060,000
Minera La Zanja S.R.L | Ifrs Tax Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax contingencies								430,000						1,598,000
Minera La Zanja S.R.L | Ifrs Tax Year 2019 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value								$ 1,752,000						S/ 6,507,000
Disputed tax assessments paid			$ 1,221,000												S/ 4,533,000
Sindicato Minero de Orcopampa S.A., note 31(b)
Disclosure of Commitments and contingencies [Line Items]
Concessions lease percent								10.00%